INCOME TAX - Schedule of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
current year	$ 7,866	$ 11,926	$ 8,259
over provision of tax in prior years	(390)	(893)	(386)
Deferred tax (Note 11.2)	4,368	(3,183)	1,160
Income tax expense for the year	$ 11,844	$ 7,850	$ 9,033